FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

March 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:           Forum Funds II (the “Trust” or “Registrant”)
File Nos. 333-188521/811-22842
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 16, 2016 to the Prospectus dated January 8, 2016, for the Baywood SociallyResponsible Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act (Accession Number: 0001435109-16-001358).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett

Zachary Tackett
Secretary to the Registrant

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